Acquisitions - Purchase Price Allocation (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended
	Apr. 30, 2018	Jun. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 30, 2018
Disclosure of detailed information about business combination [line items]
Goodwill			$ 198.6	$ 198.3	$ 198.4
Atrenne
Disclosure of detailed information about business combination [line items]
Current assets, net of cash acquired	$ 31.5
Property, plant and equipment and other long-term assets	7.8
Customer intangible assets and computer software assets	51.0
Goodwill	62.6
Current liabilities	(8.5)
Deferred income taxes and other-long-term liabilities	(4.1)
Identifiable net assets acquired	140.3
Cash acquired	1.1
Inventory fair value adjustment	$ 1.6	$ 1.6
Impakt
Disclosure of detailed information about business combination [line items]
Current assets, net of cash acquired						$ 49.2
Property, plant and equipment and other long-term assets						20.6
Customer intangible assets and computer software assets						219.3
Goodwill			$ 112.8			112.6
Current liabilities						(25.8)
Deferred income taxes and other-long-term liabilities						(51.8)
Identifiable net assets acquired						324.1
Cash acquired						$ 5.9